STOCKHOLDERS' EQUITY (Details 1) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding at the beginning of the year	5,101,663	4,983,888
Number of Options, Granted	1,543,000	0
Number of Options, Exercised	(60,214)	0
Number of Options, Forfeited	(187,624)
Number of Options, Reinstatement of options		117,775	[1]
Number of Options, Outstanding at the end of the year	6,396,826	5,101,663
Number of Options exercisable	5,221,990	4,839,243
Weighted Average Exercise Price, Outstanding beginning	$ 0.0013	$ 0.0013
Weighted Average Exercise Price, Granted	$ 1.8297
Weighted Average Exercise Price, Exercised	$ 0.0013
Weighted Average Fair Value, Forfeited	$ 0.3471
Weighted Average Exercise Price Reinstatement of options		$ 0.0013	[1]
Weighted Average Exercise Price, Outstanding ending	$ 0.4322	$ 0.0013
Weighted Average Exercise Price Options exercisable	$ 0.1767	$ 0.0013
Weighted average fair value of options granted during 2014	$ 1.0582

[1]	During 2012 a former employee and consultant exercised his options to purchase 245,798 shares of the Company's common stock. The exercise was canceled in July 2013 and the options were reinstated. There was no cost to the Company as a result of this transaction.